UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
March 31, 2009 (Unaudited)

Numbers of		Market
Shares		Value
	COMMON STOCKS - 24.7%
	Aerospace & Defense - 1.3%
4,100	The Boeing Company	$145,878
5,300	General Dynamics Company	220,427
		366,305
	Capital Goods - 0.4%
12,900	General Electric Company	130,419

	Consumer Discretionary - 3.8%
8,700	Darden Restaurants, Inc.	298,062
4,700	Target Corporation	161,633
7,200	The TJX Companies, Inc.	184,608
9,400	The Walt Disney Company	170,704
10,100	Yum! Brands, Inc.	277,548
		1,092,555
	Data Processing - 0.6%
5,100	Automatic Data Processing, Inc.	179,316

	Electronic Equipment & Instruments - 0.4%
7,500	Agilent Technologies, Inc. (a)	115,275

	Financial Services - 2.3%
10,799	Bank of America Corporation	73,649
9,800	Citigroup Inc.	24,794
2,500	The Goldman Sachs Group, Inc.	265,050
8,100	JPMorgan Chase & Co.	215,298
3,508	Morgan Stanley	79,877
		658,668
	Health Care - 3.5%
5,200	Beckman Coulter, Inc.	265,252
17,800	Boston Scientific Corp. (a)	141,510
5,800	Express Scripts, Inc. (a)	267,786
6,300	Pfizer Inc.	85,806
6,300	UnitedHealth Group, Incorporated	131,859
3,700	WellPoint Inc. (a)	140,489
		1,032,702
	Household Products - 0.3%
2,100	Kimberly-Clark Corp.	96,831

	Insurance - 1.2%
5,200	Aflac, Inc.	100,672
4,900	Loews Corporation	108,290
10,200	The Progressive Corporation (a)	137,088
		346,050
	Integrated Oil & Gas - 3.6%
3,900	Apache Corporation	249,951
4,700	Devon Energy Corporation	210,043
5,400	Occidental Petroleum Corporation	300,510
3,500	Schlumberger Ltd.	142,170
2,500	Transocean Ltd. (a)	147,100
		1,049,774
	Multi-Utilities - 1.3%
11,500	Duke Energy Corporation	164,680
7,300	Southern Company	223,526
		388,206
	Semiconductors - 1.3%
19,300	Intel Corporation	290,465
7,100	International Rectifier Corporation (a)	95,921
		386,386
	Software - 1.2%
5,100	Autodesk, Inc. (a)	85,731
9,400	Intuit Inc. (a)	253,800
		339,531
	Technology - 1.9%
17,400	Corning Incorporated	230,898
3,300	International Business Machines Corporation (IBM)	319,737
		550,635
	Telecommunications - 0.9%
8,500	American Tower Corporation - Class A (a)	258,655

	Transportation - 0.7%
4,900	Union Pacific Corporation	201,439

	TOTAL COMMON STOCKS (Cost $9,009,216)	7,192,747

	MUTUAL FUNDS - 0.7%
	Mutual Funds - 0.7%
87,123	Trinidad & Tobago Unit Trust Corporation First Unit Scheme (b)(c)	188,918
	TOTAL MUTUAL FUNDS (Cost $157,817)	188,918

Principal		Market
Amount		Value
	ASSET BACKED SECURITIES - 2.5%
$100,000	CPL Transition Funding LLC,
	Series 2002-1, Class A5, 6.250%, 01/15/2017	110,889
150,000	Connecticut RRB Special Purpose Trust CL&P,
	Series 2001-1, Class A5, 6.210%, 12/30/2011	155,597
67,756	Continental Airlines Inc. Pass Thru Certificates,
	Series 2000-2, 7.707%, 04/02/2021	50,139
90,000	FedEx Corporation,
	1993-A, 8.760%, 05/22/2015	98,680
215,215	Massachusetts RRB Special Purpose,
	Series 2001-1, Class A, 6.530%, 06/01/2015	232,793
92,410	Union Pacific Corporation,
	2003-1, 4.698%, 01/02/2024	83,764
	TOTAL ASSET BACKED SECURITIES (Cost $736,316)	731,862

	CORPORATE BONDS - 3.6%
97,499	The Burlington Northern and Santa Fe Railway Company,
	5.943%, 01/15/2022	98,004
100,000	Commonwealth Edison Co.,
	5.900%, 03/15/2036	82,137
588,000	The Goldman Sachs Group, Inc.,
	7.500%, 02/15/2019	587,725
200,000	National Rural Utility Coop,
	5.450%, 02/01/2018	183,134
100,000	Norfolk Southern Corp.,
	5.257%, 09/17/2014	101,784
	TOTAL CORPORATE BONDS (Cost $1,060,275)	1,052,784

	MORTGAGE BACKED SECURITIES - 2.6%
	Government National Mortgage Association (GNMA) Real Estate Mortgage Investment Conduit Pass-Thru Certificates:
51,286	Series 2004-78, Class A, 3.590%, 11/16/2017	51,426
45,886	Series 2005-2, Class B, 4.116%, 03/16/2019	46,128
72,345	Series 2003-48, Class AB, 2.866%, 02/16/2020	72,755
35,303	Series 2004-25, Class AC, 3.377%, 01/16/2023	35,321
23,080	Series 2005-87, Class A, 4.449%, 03/16/2025	23,437
32,308	Series 2006-8, Class A, 3.942%, 08/16/2025	32,546
53,455	Series 2005-14, Class A, 4.130%, 02/16/2027	53,923
68,596	Series 2003-72, Class B, 4.356%, 02/16/2030	70,344
201,713	Series 2006-67, Class A, 3.947%, 11/16/2030	204,101
		589,981
	GS Mortgage Securities Corporation II,
250,000	Series 2007-GG10, Class A4, 5.991%, 08/10/2045	171,415
	TOTAL MORTGAGE BACKED SECURITIES (Cost $747,562)	761,396

	U.S. GOVERNMENT AGENCY ISSUES - 13.8%
	AID - ISRAEL:
200,000	5.50%, 09/18/2023	225,615
200,000	5.50%, 12/04/2023	225,876
		451,491
	Federal National Mortgage Association (FNMA):
200,000	5.00%, 02/13/2017	219,244
71,605	5.50%, 04/01/2036	74,486
74,211	6.00%, 05/01/2036	77,658
		371,388
	Petroldrill Four Limited,
125,017	4.62%, 04/15/2016	128,110

	Rowan Companies,
75,000	5.88%, 03/15/2012	77,682

	Government National Mortgage Association (GNMA) Real Estate Mortgage Investment Conduit Pass-Thru Certificates:
210,128	5.00%, 09/20/2033	218,245
66,456	5.50%, 01/20/2035	69,258
194,203	5.00%, 11/20/2035	201,737
		489,240
	Small Business Administration (SBA) Participation Certificates:
78,475	Series 2004-10C, Class 1, 4.23%, 05/01/2014	80,258
150,082	Series 2002-20H, Class 1, 5.31%, 08/01/2022	159,826
286,185	Series 2003-20G, Class 1, 4.35%, 07/01/2023	297,260
62,389	Series 2003-20J, Class 1, 4.92%, 10/01/2023	66,117
181,333	Series 2003-20L, Class 1, 4.89%, 12/01/2023	192,146
250,966	Series 2004-20E, Class 1, 5.18%, 05/01/2024	264,356
136,813	Series 2004-20F, Class 1, 5.52%, 06/01/2024	149,081
37,612	Series 2005-20H, Class 1, 5.11%, 08/01/2025	39,752
22,660	Series 2007-20E, Class 1, 5.31%, 05/01/2027	24,480
22,703	Series 2007-20H, Class 1, 5.78%, 08/01/2027	24,872
238,415	Series 2007-20L, Class 1, 5.29%, 12/01/2027	257,330
150,218	Series 2008-20C, Class 1, 5.49%, 03/01/2028	163,643
199,671	Series 2008-20D, Class 1, 5.37%, 04/01/2028	212,397
125,000	Series 2008-20K, Class 1, 6.77%, 11/01/2028	143,151
		2,074,669

	United States Treasury Notes,
400,000	3.875%, 05/15/2018	441,375

	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,769,498)	4,033,955

	SHORT TERM INVESTMENTS - 54.3%
	U.S. Treasury Bill - 54.3%
	United States Treasury Bill
15,851,000	0.34%, 09/03/2009	15,827,794
	TOTAL SHORT TERM INVESTMENTS (Cost $15,831,342)	15,827,794

	Total Investments (Cost $31,312,026) - 102.2%	29,789,456
	Liabilities in Excess of Other Assets - (2.2)%	(651,201)
	TOTAL NET ASSETS - 100.0%	$29,138,255

	(a) - Non-income producing.
	(b) - Affiliated issuer.
	(c) - Foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$31,312,026
	Gross unrealized appreciation	1,329,826
	Gross unrealized depreciation	(2,852,396)
	Net unrealized appreciation	$(1,522,570)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

The UTC North American Fund
FAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The investments whose values are based on quoted market prices in an active market, and are therefore classified within level 1, include active listed domestic equities (including rights and warrants) included listed ADRs, Exchange Traded Funds and Preferred Stocks.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2.  These include, fixed income, ADRs and restricted stock securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities
Level 1 - Quoted prices	$7,192,747
Level 2 - Other significant observable inputs	22,596,709
Level 3 - Significant unobservable inputs	-
Total	$29,789,456

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By /s/ Jovan Sankar
                            Jovan Sankar, President

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jovan Sankar
                            Jovan Sankar, President

Date May 28, 2009

By /s/ Michelle Persad
                           Michelle Persad, Treasurer

Date May 28, 2009